Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income
Other income		$ 1,147,561	$ 1,314,964	$ 1,348,916
Total non-interest income		8,599,766	8,296,144	7,691,600
Other expense		7,404,629	8,070,465	7,674,483
Income tax benefit		827,730	4,070,591	1,611,735
Net income		6,673,127	3,703,548	6,736,654
Citizens Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	2,255	1,902	2,379
Other income
Dividends from bank subsidiary	[1]	3,990,000	5,472,000	4,104,001
Equity in undistributed earnings (loss) of bank subsidiary	[1]	3,021,807	(1,348,757)	2,845,152
Other income		0	0	0
Total non-interest income		7,011,807	4,123,243	6,949,153
Other expense		445,938	459,935	355,256
Income before income taxes		6,568,124	3,665,210	6,596,276
Income tax benefit		(105,003)	(38,338)	(140,378)
Net income		$ 6,673,127	$ 3,703,548	$ 6,736,654

[1]	Eliminates in consolidation.